Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	CENTENE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31826
Entity Tax Identification Number	42-1406317
Entity Address, Address Line One	7700 Forsyth Boulevard,
Entity Address, City or Town	St. Louis,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	725-4477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 Par Value
Trading Symbol	CNC
Security Exchange Name	NYSE
Entity Central Index Key	0001071739
Amendment Flag	false